Other Net Operating Results (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Summary of Other Operating Results Net

	2025	2024	2023
Lawsuits	(30)	(93)	(31)
Export Increase Program (1)	19	76	149
Result from sale of assets (2)	219	6	-
Result from changes in fair value of assets held for sale (3)	(418)	(260)	-
Provision for severance indemnities (3)	(45)	(74)	-
Provision for operating optimizations (3)	(87)	(266)	-
Provision for obsolescence of materials and equipment (3)	(247)	-	-
Result from revaluation of companies (4)	45	-	-
Result from sale of companies (4)	335	-	-
Insurance	-	5	-
Miscellaneous	(121)	(3)	34

	(330)	(609)	152

(1)	See Note 35.j).
(2)	See Notes 11.a) and 11.b).
(3)	See Note 11.a).
(4)	See Note 3.